EMPLOYEE BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Wages and salaries	$ 1,023.8	$ 774.4	$ 636.5
Share-based payments	36.6	20.6	46.0
Social expenditure
Pensions - defined contribution plans	27.6	40.7	35.4
Pensions - defined benefit plans		3.1	2.7
Social security expenses	170.7	137.6	119.7
Total	$ 1,262.1	$ 976.4	$ 840.3